Other Intangible Assets - Finite-Lived Other Intangible Assets (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Finite-lived Intangible Assets [Roll Forward]
Cost, Beginning Balance	€ 1,560.8	€ 1,636.9
Finite-lived Intangible Assets Acquired	42.0	15.4
Disposals	0.0
Effect of changes in exchange rates	0.0	(91.5)
Cost, Ending Balance	1,602.8	1,560.8	€ 1,636.9
Accumulated amortization, Beginning Balance	394.8	313.9
Amortization	103.7	105.5	63.5
Impairment of Intangible Assets, Finite-lived		0.1
Impairment of Intangible Assets (Excluding Goodwill)	0.0	0.1	0.0
Accumulated Amortization, Sale or Disposal of Finite-Lived Intangible Assets	0.0
Accumulated amortization, Ending Balance	498.8	394.8	313.9
Carrying amount	1,104.0	1,166.0
Accumulated Amortization [Member]
Finite-lived Intangible Assets [Roll Forward]
Effect of changes in exchange rates	0.3	(24.7)
Brands [Member]
Finite-lived Intangible Assets [Roll Forward]
Cost, Beginning Balance	38.2	40.2
Finite-lived Intangible Assets Acquired	0.0	0.0
Disposals	0.0
Effect of changes in exchange rates	1.0	(2.0)
Cost, Ending Balance	39.2	38.2	40.2
Accumulated amortization, Beginning Balance	4.8	3.2
Amortization	1.9	2.0
Impairment of Intangible Assets, Finite-lived		0.0
Accumulated Amortization, Sale or Disposal of Finite-Lived Intangible Assets	0.0
Accumulated amortization, Ending Balance	7.4	4.8	3.2
Carrying amount	31.8	33.4
Brands [Member] | Accumulated Amortization [Member]
Finite-lived Intangible Assets [Roll Forward]
Effect of changes in exchange rates	0.7	(0.4)
Intellectual Property [Member]
Finite-lived Intangible Assets [Roll Forward]
Cost, Beginning Balance	61.9	61.4
Finite-lived Intangible Assets Acquired	5.0	0.5
Disposals	0.0
Effect of changes in exchange rates	2.0	0.0
Cost, Ending Balance	68.9	61.9	61.4
Accumulated amortization, Beginning Balance	60.0	57.9
Amortization	1.2	2.1
Impairment of Intangible Assets, Finite-lived		0.0
Accumulated Amortization, Sale or Disposal of Finite-Lived Intangible Assets	0.0
Accumulated amortization, Ending Balance	62.8	60.0	57.9
Carrying amount	6.1	1.9
Intellectual Property [Member] | Accumulated Amortization [Member]
Finite-lived Intangible Assets [Roll Forward]
Effect of changes in exchange rates	1.6	0.0
Developed Technology [Member]
Finite-lived Intangible Assets [Roll Forward]
Cost, Beginning Balance	1,199.9	1,264.7
Finite-lived Intangible Assets Acquired	0.0	0.0
Disposals	0.0
Effect of changes in exchange rates	0.0	(64.8)
Cost, Ending Balance	1,199.9	1,199.9	1,264.7
Accumulated amortization, Beginning Balance	264.2	199.1
Amortization	82.1	84.1
Impairment of Intangible Assets, Finite-lived		0.0
Accumulated Amortization, Sale or Disposal of Finite-Lived Intangible Assets	0.0
Accumulated amortization, Ending Balance	346.5	264.2	199.1
Carrying amount	853.4	935.7
Developed Technology [Member] | Accumulated Amortization [Member]
Finite-lived Intangible Assets [Roll Forward]
Effect of changes in exchange rates	0.2	(19.0)
Customer Relationships [Member]
Finite-lived Intangible Assets [Roll Forward]
Cost, Beginning Balance	228.6	253.2
Finite-lived Intangible Assets Acquired	0.0	0.0
Disposals	0.0
Effect of changes in exchange rates	0.0	(24.6)
Cost, Ending Balance	228.6	228.6	253.2
Accumulated amortization, Beginning Balance	57.8	50.0
Amortization	12.7	13.4
Impairment of Intangible Assets, Finite-lived		0.0
Accumulated Amortization, Sale or Disposal of Finite-Lived Intangible Assets	0.0
Accumulated amortization, Ending Balance	70.5	57.8	50.0
Carrying amount	158.1	170.8
Customer Relationships [Member] | Accumulated Amortization [Member]
Finite-lived Intangible Assets [Roll Forward]
Effect of changes in exchange rates	0.0	(5.6)
Other [Member]
Finite-lived Intangible Assets [Roll Forward]
Cost, Beginning Balance	32.2	17.4
Finite-lived Intangible Assets Acquired	37.0	14.9
Disposals	0.0
Effect of changes in exchange rates	(3.0)	(0.1)
Cost, Ending Balance	66.2	32.2	17.4
Accumulated amortization, Beginning Balance	8.0	3.7
Amortization	5.8	3.9
Impairment of Intangible Assets, Finite-lived		0.1
Accumulated Amortization, Sale or Disposal of Finite-Lived Intangible Assets	0.0
Accumulated amortization, Ending Balance	11.6	8.0	€ 3.7
Carrying amount	54.6	24.2
Other [Member] | Accumulated Amortization [Member]
Finite-lived Intangible Assets [Roll Forward]
Effect of changes in exchange rates	€ (2.2)	€ 0.3